Convertible Promissory Notes (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes
	Group
	June 30	December 31
	2025	2024
	US$	US$
Convertible promissory notes:
Face value of convertible promissory note issued in November 2023 (note i)	15,000,000	15,000,000
Face value of convertible promissory note issued in July 2024 (note ii)	350,000	350,000
Derivatives embedded in the convertible promissory note issued (Note 11)	(1,879,279)	(1,879,279)
Liability component on initial recognition	13,470,721	13,470,721
Interest accrued	1,392,762	929,900
Carrying value as at end of period	14,863,483	14,400,621